INCOME FUND • GROWTH FUND	SEMI-ANNUAL
REPORT
January 4, 2000

Fellow Shareowners:

Mutual fund performance was a multi-tier story for 1999. Tech stocks outperformed large-cap stocks, which outperformed smaller and mid-cap stocks, while income funds generally lost money. For the 6 months ended November 30, 1999, the tech heavy Nasdaq Composite soared 35.0%, the S&P 500 gained 6.7%, the Dow Jones Islamic Index, US Markets garnered 10.1%, but the S&P Utilities Index dipped -15.4%. As value investors, the Amana Funds seek investment profits from sound, growing, established businesses that can be held for several years. The returns for Amana Income and Amana Growth, while dramatically different this year, both exhibited good performances for their different market tiers.

Low unemployment, high consumer confidence and moderate interest rates bring us to forecast that 1999's high rate of economic growth will continue for the next year. The Federal Reserve could stop the party with even higher interest rates, in which case "high quality" companies such as those held by Amana Income should be the best investments in 2000.

Amana Income Fund, with a small loss for the first six months of its fiscal year ended November 30, 1999, returned a total 8.7% for the 1999 calendar year. Rising rates this year hurt Income Fund because its investments are esecially sensitive to interest rates. Still, helped by a long bull market, Amana Income Fund has returned an average 10.9% per year for the last ten calendar years.

Amana Growth Fund, with a 35.4% gain for the first six months of its fiscal year ended November 30, 1999, returned an outstanding total of 99.4% for the full 1999 calendar year. But Growth Fund now has extra risk because a single stock, Qualcomm, constitutes over 21% of the Fund's portfolio. For the almost six years from its February 1994 inception to December 31, 1999, the Fund has provided an annual average total return of 24.4%.

Over $44 million is now invested through the two Amana mutual funds, up from $3 million when Saturna Capital became Amana Income's adviser a decade ago. your board is proud of Amana's years of successful Islamic investment experience, and the growth of assets as the Trust's reputation widens. To enhance Amana for the years ahead, the board recently named the Fiqh Council of North America as religious consultants to Amana. It also selected the Islamic Society of North America to advise Amana on investment programs for the Society's membership. If you have questions or need investment help, please call us at 800/SATURNA. Further information about fund operations (unaudited) is available for you on the following pages.

GRAPHIC OMITTED
Respectfully,
Nicholas Kaiser, President	Bassam Osman, Chairman

Average Annual Returns (as of 12/31/99)	1 year	5 years	10 years
Amana Income Fund	8.68%	17.21%	10.88%
Amana Growth Fund	99.42%	31.12%	24.36%
			since 2/3/94 inception
November 30, 1999 Report	1

INVESTMENTS			I N C O M E
GRAPHIC OMITTED
	Issue	Number of Shares	Cost	Market Value

	COMMON STOCKS (95.3%)

	Advertising (1.2%)
	R.H. Donnelley	15,000	235,562	279,375

	Aerospace (.8%)
	Raytheon, Cl A	6,000	317,697	174,750

	Automotive (1.2%)
	Genuine Parts	11,000	355,744	283,250

	Building (.6%)
	Plum Creek Timber	5,000	153,499	125,938

	Business Services (1%)
	Dun & Bradstreet Corp	6,500	112,923	175,500
	Gartner Group CL B	1,692	16,548	18,718
	SUB-TOTAL		129,471	194,218

	Chemicals (1.3%)
	RPM	25,390	182,267	298,332

	Machinery (2.4%)
	Manitowoc	17,250	95,638	526,125

	Medical (13.7%)
	American Home Products	15,200	193,026	790,400
	Bristol-Myers Squibb	18,560	206,069	1,356,040
	Glaxo Wellcome plc ADR	10,000	260,426	594,375
	IMS Health	13,000	148,605	306,312
	SUB-TOTAL		808,126	3,047,127

	Mining (4.1%)
	Phelps Dodge	4,200	147,435	218,400
	Rio Tinto plc ADS	9,000	521,085	699,750
	SUB-TOTAL		668,520	918,150

	Oil & Gas Production (17.5%)
	Atlantic Richfield	10,000	591,408	962,500
	BP Amoco PLC ADR	9,262	411,519	564,403
	Enron	10,000	201,429	380,625
	Exxon	10,000	307,279	793,125
	Fletcher Challenge Energy ADR	20,000	493,562	452,500
	Mobil	7,000	395,104	730,187
	SUB-TOTAL		2,400,301	3,883,340

2	November 30, 1999 Report

I N C O M E			INVESTMENTS
Issue	Number of Shares	Cost	Market Value
Publishing (.8%)				GRAPHIC OMITTED
McGraw-Hill	3,000	172,917	170,063

Real Estate (3.7%)
Duke-Weeks Realty	20,000	434,493	370,000
Shurgard Storage Centers	20,000	526,956	446,250
SUB-TOTAL		961,449	816,250

Steel (2.3%)
USX-U.S. Steel Group	20,000	489,611	506,250

Telecommunications (25.8%)
BCE, Inc	19,600	324,207	1,325,450
Cable & Wireless plc ADS	20,000	408,074	795,000
GTE	10,000	410,441	730,000
SBC Communications	20,480	375,305	1,063,680
Tele Danmark A/S ADR	10,000	261,452	319,375
Telefonica S.A. ADR	23,877	202,956	1,483,359
SUB-TOTAL		1,982,435	5,716,864

Tools (2%)
Regal-Beloit	20,000	357,762	440,000

Transportation (2.5%)
Canadian Pacific Ltd	26,000	611,349	565,500

Utilities-Gas & Electric (14.4%)
Duke Energy Corp	5,000	296,509	253,125
Edison International	13,000	287,969	344,500
FPL Group	10,000	344,874	437,500
Idacorp	10,000	320,332	280,000
NiSource	24,000	469,159	451,500
PG & E Corporation	20,000	458,942	446,250
Piedmont Natural Gas	11,400	198,575	361,950
Puget Sound Energy	10,000	285,992	205,000
Sempra Energy	22,300	501,564	409,763
SUB-TOTAL		3,163,916	3,189,588

TOTAL INVESTMENTS (95.3%)		13,086,263	21,135,120
Other Assets (net of liabilities) (4.7%)			1,044,775
TOTAL NET ASSETS (100%)			22,179,895

November 30, 1999 Report	3

STATEMENT OF ASSETS AND LIABILITIES			I N C O M E
GRAPHIC OMITTED
	As of November 30, 1999.
	Assets
	Common stocks (cost $13,086,263)		$21,135,120
	Cash		1,007,096
	Dividends receivable		53,612
	Insurance reserve premium		7,763
		Total Assets		$22,203,591

	Liabilities
	Payable to affiliate		17,391
	Other liabilities		6,305
		Total liabilities		$ 23,696

	Net Assets			$22,179,895

	Fund shares outstanding			1,095,122

	Analysis of Net Assets
	Paid in capital (unlimited shares authorized, without par value)		$13,455,868
	Accumulated net realized gains		675,170
	Unrealized net appreciation on investments		8,048,857
		Net Assets applicable to fund shares outstanding		$22,179,895

	Net Asset Value, Offering and Redemption price per share			$20.25

4	November 30, 1999 Report

I N C O M E			STATEMENT OF OPERATIONS
For six months ended November 30, 1999				GRAPHIC OMITTED
Investment income
Dividends (net of foreign taxes of $6,542)		$303,269
Miscellaneous income		232
Gross investment income			$303,501

Expenses
Investment adviser and administration fees		107,445
Shareowner servicing		17,021
Professional fees		16,788
Filing and registration fees		7,500
Other expenses		5,826
Printing and postage		5,050
Custodian fees		1,300
Total gross expenses		160,930
	Less custodian fees	(1,300)
Net expenses			159,630
	Net investment income		143,871

Net realized gain on investments
Proceeds from sales		1,259,966
Less cost of securities sold
	(based on identified cost)	846,617
	Realized net gain		413,349

Unrealized gain on investments
End of period		8,048,857
Beginning of period		8,642,803
Increase (decrease) in unrealized gain for the period			(593,946)
	Net realized and unrealized gain (loss) on investments		(180,597)

Net increase (decrease) in net assets resulting from operations			($36,726)

November 30, 1999 Report	5

STATEMENT OF CHANGES IN NET ASSETS		I N C O M E
		Six months ended	Year ended
		Nov. 30,1999	May 31,1999
From operations:
Net investment income		$143,871	$277,914
Net realized gain on investments		413,349	696,066
Net increase (decrease) in unrealized appreciation		(593,946)	537,109
Net increase (decrease) in net assets		(36,726)	1,511,089

Dividends to shareowners from:
Net investment income		0	(325,360)
Capital gains distributions		0	(484,494)
	Total distributions	0	(809,854)
Fund share transactions:
Proceeds from sales of shares		2,075,545	6,347,245
Value of shares issued in reinvestment of dividends		0	795,378
		2,075,545	7,142,623
Cost of shares redeemed		(2,592,658)	(4,996,336)
	Net increase (decrease)in net assets from share transactions	(517,113)	2,146,287
Total increase (decrease) in net assets		(553,839)	2,847,522

Net Assets
Beginning of period		22,733,734	19,886,212
End of period		$22,179,895	$22,733,734
Shares of the fund sold and redeemed
Number of shares sold		115,397	325,376
Number of shares issued in reinvestment of dividends		0	40,174
		115,397	365,550
Number of shares redeemed		(140,213)	(252,381)
Net increase (decrease) in number of shares outstanding		(24,816)	113,169

6	November 30, 1999 Report

I N C O M E				FINANCIAL HIGHLIGHTS
Selected data per share of outstanding capital stock throughout each period.							GRAPHIC OMITTED
	Six Months ended			Year ended May 31
	Nov. 30,'99	1999	1998	1997	1996	1995
Net asset value at beginning of period	$20.30	$19.76	$16.61	$13.93	$12.92	$12.18
Income from investment operations
Net investment income	0.13	0.25	0.26	0.38	0.42	0.38
Net gains or losses on securities (both realized and unrealized)	(0.18)	1.02	3.58	2.86	1.76	0.80
Total from investment operations	(0.05)	1.27	3.84	3.24	2.18	1.18
Less distributions
Dividends (from net investment income)	0.00	(0.29)	(0.22)	(0.42)	(0.41)	(0.44)
Distributions (from capital gains)	0.00	(0.44)	(0.47)	(0.14)	(0.76)	0.00
Total distributions	0.00	(0.73)	(0.69)	(0.56)	(1.17)	(0.44)
Net asset value at end of period	$20.25	$20.30	$19.76	$16.61	$13.93	$12.92
Total return	-0.25%	6.56%	23.51%	23.62%	17.03%	9.95%

Ratios / Supplemental Data
Net assets ($000), end of period	$22,180	$22,733	$19,886	$16,332	$12,464	$10,708
Ratio of gross espenses to ave. net assets	0.70%	1.33%	1.36%	1.44%	1.57%	1.56%
Ratio of net investment income to ave. net assets	0.60%	1.30%	1.43%	2.51%	3.06%	3.11%
Portfolio turnover rate	0.70%	17%	8%	14%	24%	29%

GRAPH OMMITTED

November 30, 1999 Report	7

INVESTMENTS			G R O W T H
GRAPHIC OMITTED
	Issue	Number of Shares	Cost	Market Value

	COMMON STOCKS (99.3%)

	Auto Parts (1%)
	Genuine Parts	5000	159,450	128,750
	Supreme Industries*	6615	64,632	49,613
	SUB-TOTAL		224,082	178,363

	Building (3.2%)
	Champion Enterprises*	15000	195,560	130,312
	TJ International	10000	330,900	416,875
	SUB-TOTAL		526,460	547,187

	Business Services (2.6%)
	Convergys*	10000	185,962	273,125
	Gartner Group Cl B	4520	61,986	50,003
	Hutchison Whampoa ADR	2000	62,091	122,000
	SUB-TOTAL		310,039	445,128

	Chemicals (.7%)
	RPM	10781	133,257	126,677

	Computer Hardware (9.5%)
	Advanced Digital Information*	12000	33,778	539,250
	Compaq Computer	3000	21,721	73,312
	Hewlett-Packard Co.	2000	107,555	189,750
	Intel	2400	91,913	184,050
	International Business Machines	3000	156,658	309,188
	Symbol Technologies	6750	97,435	321,891
	SUB-TOTAL		509,060	1,617,441

	Computer Software (24.2%)
	America Online*	8000	87,617	581,500
	Adobe Systems	8400	167,688	576,975
	Business Objects SA ADS*	6000	104,592	531,000
	Cisco Systems*	9000	194,368	802,687
	Intuit*	12000	202,357	600,000
	Microsoft*	3600	85,628	327,766
	Oracle *	10500	154,547	712,031
	SUB-TOTAL		996,797	4,131,959

	Electronics (15.5%)
	FLIR Systems*	8000	109,013	122,000
	Qualcomm*	7000	121,548	2,536,188
	SUB-TOTAL		230,561	2,658,188

	Food Production (.7%)
	Potash Corp of Saskatchewan	2700	184,568	119,475

8	November 30, 1999 Report

G R O W T H			INVESTMENTS
Issue	Number of Shares	Cost	Market Value	GRAPHIC OMITTED
Machinery (1.3%)
Crane	4500	76,234	82,688
Manitowoc	4500	104,324	137,250
SUB-TOTAL		180,558	219,938

Mining (1.3%)
Rio Tinto plc ADS	3000	160,897	233,250

Oil & Gas (5.7%)
Atlantic Richfield	2600	165,028	250,250
Noble Drilling	6000	124,826	167,250
Schlumberger Ltd	2500	169,986	150,156
Williams Companies	12000	358,981	405,000
SUB-TOTAL		818,821	972,656

Paper & Publishing (2.3%)
Fletcher Challenge Paper ADR	25000	171,985	143,750
McGraw-Hill	4000	89,379	226,750
SUB-TOTAL		261,364	370,500

Pharmaceuticals (12.2%)
Affymetrix*	3000	104,150	294,000
Bone Care International*	10000	116,370	93,750
Genentech	4000	263,191	343,500
Glaxo Wellcome plc ADR	2500	55,379	148,594
Immunex Corp*	8000	172,289	567,000
IMS Health	4000	118,696	94,250
Johnson & Johnson	2000	91,871	207,500
Ligand Pharmaceuticals*	6000	90,709	69,000
Lilly (Eli)	2000	127,124	143,500
Novo-Nordisk A/S ADR	2000	111,091	131,500
SUB-TOTAL		1,250,870	2,092,594

Photographic Supplies (1%)
Fuji Photo Film ADR	4500	138,736	178,875

Real Estate (1.3%)
Intrawest	14000	236,476	229,250

Retail (6.1%)
Gap	11812	111,606	478,386
Saks*	4100	144,554	71,750
West Marine*	12000	145,004	102,750
Whole Foods Market*	10000	323,084	393,125
SUB-TOTAL		724,248	1,046,011

November 30, 1999 Report	9

INVESTMENTS			G R O W T H
GRAPHIC OMITTED
	Issue	Number of Shares	Cost	Market Value

	Steel (.7%)
	AK Steel Holding	7000	160,819	115,937

	Tools (.8%)
	Regal-Beloit	6000	107,449	132,000

	Telecommunications (4.8%)
	Leap Wireless International*	5000	26,449	255,625
	SBC Communications	7000	353,726	363,562
	Telefonica S.A. ADS*	3182	41,081	197,682
	SUB-TOTAL		421,256	816,869

	Transportation (4.4%)
	Airborne Freight	10000	285,707	231,875
	DaimlerChrysler AG	1306	134,367	88,971
	KLM Royal Dutch Airlines	3106	155,823	77,067
	Southwest Airlines	16875	132,586	275,273
	Trinity Industries	3000	117,089	87,000
	SUB-TOTAL		825,572	760,186

	TOTAL INVESTMENTS (99.3%)		8,401,890	16,992,484
	Other Assets (net of liabilities) (.7%)			115,676
	TOTAL ASSETS (100%)			17,108,160

	*Non-Income producing security

10	November 30, 1999 Report

G R O W T H			STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 1999				GRAPHIC OMITTED
Assets
Common stocks (cost $8,401,890)		$16,992,484
Cash		207,830
Dividends receivable		5,322
	Total Assets		$17,205,636
Liabilities
Payable to affiliate		97,476
	Total liabilities		97,476
Net Assets			$17,108,160
Fund shares outstanding			1,270,162
Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)		$8,420,375
Accumulated net realized gains		97,190
Unrealized net appreciation on investments		8,590,595
Net assets applicable to fund shares outstanding			$17,108,160

Net Asset Value, Offering and Redemption price per share			$13.47

November 30, 1999 Report	11

STATEMENT OF OPERATIONS		G R O W T H
For six months ended November 30, 1999

Investment income
Dividends (net of foreign taxes of $1,230)		$65,778
Miscellaneous income		4,010
	Gross investment income		$69,788

Expenses
Investment adviser and administration fees		66,681
Shareowner servicing		11,500
Filing and registration fees		6,600
Professional fees		8,743
Other expenses		2,655
Printing and postage		2,450
Custodian fees		1,578
Total gross expenses		100,207
	Less custodian fees	(1,578)
Net expenses			98,629
	Net investment income		(28,841)

Net realized gain on investments
Proceeds from sales		1,024,580
Less cost of securities sold based on identified cost		745,829
	Realized net gain (loss)		278,751

Unrealized gain on investments
End of period		8,590,595
Beginning of period		4,393,454
Increase in unrealized gain for the period			4,197,141
	Net realized and unrealized gain on investments		4,475,892

Net increase (decrease) in net assets resulting from operations			$4,447,051

12	November 30, 1999 Report

G R O W T H	STATEMENT OF CHANGES IN NET ASSETS
			GRAPHIC OMITTED
	Period ended	Year ended
	Nov. 30,1999	May 31,1999
From operations:
Net investment income	($28,841)	($71,969)
Net realized gain on investments	278,751	(80,750)
Net increase in unrealized appreciation	4,197,141	2,555,424
Net increase (decrease) in net assets	4,447,051	2,402,705
Dividends to shareowners from:
Net investment income	0	0
Capital gains distributions	0	0
Fund share transactions:
Proceeds from sales of shares	2,416,355	3,474,952
Value of shares issued in reinvestment of dividends	0	0
	2,416,355	3,474,952
Cost of shares redeemed	(1,476,526)	(4,236,089)
Net increase (decrease) in net assets from share transactions	939,829	(761,137)

Total increase (decrease) in net assets	5,386,880	1,641,568

Net Assets
Beginning of period	11,721,280	10,079,712
End of period	$17,108,160	$11,721,280

Shares of the fund sold and redeemed
Number of shares sold	250,496	410,770
Number of shares issued in reinvestment of dividends	0	0
	250,496	410,770
Number of shares redeemed	(158,896)	(527,296)

Net increase (decrease) in number of shares outstanding	91,600	(116,526)

November 30, 1999 Report	13

FINANCIAL HIGHLIGHTS				G R O W T H
Selected data per share of outstanding capital stock throughout each period.							GRAPHIC OMITTED
	Period Ended		Year Ended May 31
	Nov. 30,1999	1999	1998	1997	1996	1995
Net asset value at beginning of period	$9.95	$7.78	$7.07	$6.86	$5.04	$4.69
Income from investment operations
Net investment income	(0.02)	(0.06)	(0.03)	(0.02)	(0.05)	(0.04)
Net gains or losses on securities (both realized and unrealized)	3.54	2.23	0.90	0.32	1.95	0.39
Total from investment operations	3.52	2.17	0.87	0.30	1.90	0.35
Less distributions
Dividends (from net investment income)	0.00	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	0.00	(0.16)	(0.09)	(0.08)	0.00
Total distributions	0.00	0.00	(0.16)	(0.09)	(0.08)	0.00
Net asset value at end of period	$13.47	$9.95	$7.78	$7.07	$6.86	$5.04
Total return	35.38%	27.89%	12.39%	4.46%	37.20%	7.46%

Ratios / Supplemental Data
Net assets ($000), end of period	$17,108	$11,721	$10,080	$5,924	$4,151	$1,974
Ratio of gross espenses to ave. net assets	0.70%	1.53%	1.56%	1.69%	1.94%	2.00%
Ratio of net investment income to ave. net assets	-0.20%	-0.74%	-0.40%	-0.60%	-0.79%	-0.82%
Portfolio turnover rate	8%	20%	25%	25%	22%	38%

GRAPH OMMITTED

14	November 30, 1999 Report

SUPPLEMENTARY INFORMATION		GRAPHIC OMMITTED

ORGANIZATION
Amana Mutual Funds Trust (the "Trust") was established under Indiana law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994.

UNAUDITED INFORMATION
The information in this interim report has not been subject to independent audit.

TRANSACTIONS WITH AFFILIATED PERSONS
Saturna Capital Corporation provides investment advisory services and certain other administrative and and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to .95% of its average daily net assets. The Fiqh Council of North America is the religious consultant to Saturna regarding Islamic principles. The Islamic Society of North America provides Saturna with advice regarding the provision of Amana's services to its members. From its advisory fee, Saturna pays each of these consultants a few equal to .10% of the average daily net assets of each Fund.

Saturna Capital also acts as a transfer agent to each Fund. The Trust acts as a distributor of its own shares, except in those states where Investors National Corporation (a subsidiary of Saturna Capital) is registered as a broker-dealer and is willing to act as distributor without compensation. Investors National Corporation, a discount broker, often executes securities transactions for the Funds at Investors National's discount commission rates.

All trustees serve without compensation.

AMANA TRUSTEES Bassam Osman, MD Nicholas Kaiser, MBA M. Yaqub Mirza, PhD Jamal M. al-Barzinji, PhD Iqbal Unus, PhD	FIQH COUNCIL of North America Investment Committee Taha Jabir Alalwani, PhD Nazih Hammad, PhD Abd al Hakim Jackson, PhD Muzammil Siddiqui, PhD Gamal Badawi, PhD

November 30, 1999 Report	13

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Fund portfolios and handles daily operations by direction of the Board of Trustees.

AMANA MUTUAL FUNDS TRUST

Investment Advisor	Saturna Capital Corporation	GRAPHIC OMMITTED
Religious Consultant	Fiqh Council of North America
Member Services Consultant	Islamic Society of North America
Custodian	National City Bank of Indiana
Auditors	Tait, Weller & Baker, Philadelphia
Legal Counsel	Kirkpatrick & Lochart, Washington
This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.	GROWTH • INCOME
1300 N. State Street Bellingham, WA 98225-4730 1-800/SATURNA (1-800/728-8762) Daily prices at 1-888/72-AMANA www.saturna.com/amana	SEMI-ANNUAL REPORT November 30, 1999